Supplementary Information to the Consolidated Statement of Loss (Tables)	12 Months Ended
Mar. 31, 2020
Supplementary Information To Consolidated Statements Of Loss
Schedule of employee salaries and benefits
Employees’ salaries and benefits	For the years ended March 31,
(rounded to the nearest thousand CAD)	2020	2019	2018
Salaries and benefits included in the following:
Exploration and evaluation expenses	$856,000	$1,268,000	$1,094,000
Administration expense 1	454,000	571,000	629,000
Total	$1,310,000	$1,839,000	$1,723,000

1	This amount includes salaries and benefits included in office and administration expenses (note 12(b)) as well as other salaries and benefits expenses classified as administration expenses.

Schedule of office and administration expenses
Office and administration expenses	For the years ended March 31,
(rounded to the nearest thousand CAD)	2020	2019	2018
Salaries and benefits	$414,000	$501,000	$470,000
Insurance	55,000	74,000	111,000
Data processing and retention	60,000	60,000	61,000
Other office expenses	21,000	22,000	17,000
Total	$550,000	$657,000	$659,000